August 6, 2018

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:    Global X Funds (“Trust”) File Nos. 333-151713, 811-22209
Post-Effective Amendment No. 530

Ladies and Gentlemen:

Included herewith for filing on behalf of the Trust, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, is one copy of Post‑Effective Amendment No. 530 to the Trust’s Registration Statement on Form N‑1A (“Amendment”). This Amendment is filed to register three new series of the Trust: Global X DAX Germany ETF, Global X NASDAQ 100® Covered Call ETF, and Global X S&P 500® Covered Call ETF.

If you have any questions relating to this filing, please do not hesitate to contact me at (646) 716-3239.

Sincerely,

/s/ Lisa K. Whittaker